Revenue (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Sep. 30, 2024 JPY (¥)
Revenue
Other current liabilities	$ 31,459	¥ 4,932,737	¥ 34,542,691